Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Revenues
General and administrative expenses	2,829,000	2,330,000	3,000	3,680,000	2,803,000	3,253,000
Loss from operations	(2,829,000)	(2,330,000)	(3,000)	(3,680,000)	(2,803,000)	(3,253,000)
Other income – interest income on Trust Account	8,000	1,744,000		1,906,000	4,130,000	5,523,000
Income before (benefit from) provision for income tax	(2,821,000)	(586,000)	(3,000)	(1,774,000)	1,327,000	2,270,000
(Benefit from) Provision for income tax	(9,000)	355,000		369,000	835,000	1,110,000
Net (loss) income	$ (2,812,000)	$ (941,000)	$ (3,000)	$ (2,143,000)	$ 492,000	$ 1,160,000
Class A Common Stock
Two Class Method for Per Share Information:
Weighted average common shares outstanding - basic and diluted	29,933,000	30,015,000		29,987,000	28,803,000	30,015,000
Net (loss) income per common share - basic and diluted	$ 0.00	$ 0.04		$ 0.05	$ 0.11	$ 0.14
Class B Common Stock
Two Class Method for Per Share Information:
Weighted average common shares outstanding - basic and diluted	7,503,750	7,503,750	7,503,750	7,503,750	7,503,750	7,503,750
Net (loss) income per common share - basic and diluted	$ (0.38)	$ (0.30)	$ 0	$ (0.47)	$ (0.36)	$ (0.41)